Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	R$ 553,030	R$ 1,093,082
Trade receivables	546,438	452,831
Inventories	1,382	12,190
Recoverable taxes	43,751	27,809
Other assets	58,905	51,745
Total current assets	1,203,506	1,637,657
Non-current assets
Trade receivables	39,485	42,568
Other assets	117,346	191,756
Investment in associate	51,834	53,907
Property and equipment	608,685	542,087
Right-of-use assets	767,609	690,073
Intangible assets	4,796,016	4,041,491
Total non-current assets	6,380,975	5,561,882
Total assets	7,584,481	7,199,539
Current liabilities
Trade payables	108,222	71,482
Loans and financing	179,252	145,202
Lease liabilities	36,898	32,459
Accounts payable to selling shareholders	353,998	261,711
Notes payable		62,176
Advances from customers	153,485	133,050
Labor and social obligations	192,294	154,518
Taxes payable	27,765	26,221
Income taxes payable	3,880	16,151
Other liabilities	2,773	2,719
Total current liabilities	1,058,567	905,689
Non-current liabilities
Loans and financing	1,621,523	1,737,699
Lease liabilities	837,671	737,066
Accounts payable to selling shareholders	212,869	266,967
Taxes payable	88,198	92,888
Provision for legal proceedings	104,361	195,854
Other liabilities	18,280	13,218
Total non-current liabilities	2,882,902	3,043,692
Total liabilities	3,941,469	3,949,381
Equity
Share capital	17	17
Additional paid-in capital	2,365,200	2,375,344
Treasury shares	(299,150)	(304,947)
Share-based compensation reserve	155,073	123,538
Retained earnings	1,380,365	1,004,886
Equity attributable to equity holders of the parent	3,601,505	3,198,838
Non-controlling interests	41,507	51,320
Total equity	3,643,012	3,250,158
Total liabilities and equity	R$ 7,584,481	R$ 7,199,539